Accounts Receivable, Net	12 Months Ended
Oct. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net
3.	Accounts receivable, net

Accounts receivable consisted of the following:

	October 31, 2025	October 31, 2024
Accounts receivable	10,069,682	6,206,171
Less: Allowance for expected credit losses	(192,652)	(17,179)
Accounts receivable, net	$9,877,030	$6,188,992

The movement in the allowance for expected losses are as follows:

	October 31, 2025	October 31, 2024
Beginning balance	$17,179	$143
Additions	$173,564	17,064
Foreign currency translation adjustments	1,909	(28)
Allowance for expected losses	$192,652	$17,179

The Company’s credit policy typically requires payment within 180 to 360 days, and payments on the vast majority of its sales have been collected within 360 days.

The additions of expected credit losses were $173,564 and $17,064 as of October 31, 2025 and 2024, respectively.